Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 1,881,608	₩ 1,882,296
Others	64,002	71,473
Current prepaid expenses	1,945,610	1,953,769
Incremental costs of obtaining contracts	1,038,170	1,022,813
Others	70,236	63,294
Noncurrent prepayments	₩ 1,108,406	₩ 1,086,107